Accrued Expenses - Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accrued expenses details [abstract]
Operating expenses	$ 16,448	$ 82,117
Other accrued expenses		5,493
Total	$ 16,448	$ 87,610